Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Transactions with Related Parties

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and as at December 31, 2022

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	313
Società Agricola Stella S.r.l.	—	90
SFEM Italia S.r.l.	—	19
E & FKH Ejendomme ApS	—	419
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	384
Fondazione Stevanato	—	305
C.T.S. Studio AS	—	23
Incog BioPharma Services Inc	509	—

* Costs include cost of sale, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Other Liabilities
	(EUR thousand)
Other related parties
Winckler & Co. Ltd.	—	28	—	—
Società Agricola Stella S.r.l.	—	48	—	—
SFEM Italia S.r.l.	—	2	—	—
Studio Legale Spinazzi Azzarita Troi	—	70	—	—
C.T.S. Studio AS	—	2	—	—
Incog BioPharma Services Inc	451	—	—	—

Loan from/to related parties

For the year ended and as at December 31, 2022

	Interest received	Interest paid	Financial assets or liabilities
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	5	(871)

Key management personnel of the Group:
Directors and Key Managers	2	—	—

For the year ended and as at December 31, 2021

	Revenue	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	4,475	—

Associate companies
Swissfillon AG	565	—

Other related parties
Winckler & Co. Ltd.	—	352
Società Agricola Stella S.r.l.	—	99
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	57
Progenitor Capital Partners LLC	—	67
E & FKH Ejendomme ApS	—	410
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	578
Federici William	—	69
Fondazione Stevanato	—	180
C.T.S. Studio AS	—	20
Incog BioPharma Services Inc	671	—

	Trade receivables	Trade payables	Other Assets	Other Liabilities
	(EUR thousand)
Other related parties
Winckler & Co. Ltd.	—	29	—	—
Società Agricola Stella S.r.l.	—	54	—	—
SFEM Italia S.r.l.	—	2	—	—
Studio Legale Spinazzi Azzarita Troi	—	151	—	—
C.T.S. Studio AS	—	2	—	—
Incog BioPharma Services Inc	393	—	—	—

* Costs include cost of sale, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended and as at December 31, 2021

	Interest received	Interest paid	Financial assets or liabilities
	(EUR thousand)

Associate companies		—
Swissfillon AG	10	—	—

Other related parties
SE Holdings Co.Ltd.	—	5	(940)

Key management personnel of the Group
Directors and Key Managers	22	—	447

For the year ended December 31, 2020

	Revenue	Costs*
	(EUR thousand)

Associate companies
Swissfillon AG	790	—

Other related parties
Winckler & Co. Ltd.	—	350
Società Agricola Stella S.r.l.	—	72
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	142
Progenitor Capital Partners LLC	—	84
E & FKH Ejendomme ApS	—	399
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	536
Fondazione Stevanato	—	155

* Costs include cost of sale, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2020

	Interest received	Interest paid
	(EUR thousand)

Associate companies
Swissfillon AG	20	—

Other related parties
SE Holdings Co.Ltd.	—	6

Key management personnel of the Group
Directors and Key Managers	53	—

Summary of Emoluments to Directors and Key Management

Emoluments to Directors and Key Management

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2022

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense (2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,353	12	62	379	2,806

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to Trattamento Fine Mandato accrued on the year

(3) Shares granted to board members

For the year ended December 31, 2021

	Fixed remuneration		Pension	Long Term	Share based	Total
	Annual	Fringe	expense(2)	Benefits(3)	compensation (4)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,196	14	50	(2,966)	350	(356)

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to Trattamento Fine Mandato accrued on the year

(3) Long term benefits related to cash settled awards early terminated in 2021

(4) Shares granted to board members

For the year ended December 31, 2020

	Fixed remuneration		Pension	Long Term	Total
	Annual	Fringe	expense (2)	Benefits (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	1,688	28	50	412	2,178

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to Trattamento Fine Mandato accrued on the year

(3) Long term benefits related to cash settled awards

The aggregate compensation for members of the Senior Management Team (excluding the Chairman and including the CEO) is as follows:

For the year ended December 31, 2022

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,619	26	1,198	87	5,423	8,353

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI. With regard to variable compensation, key managers' performance is measured not only by financial indicators, such as revenue and EBITDA margin, but also by non-financial indicators such as (i) environment: programs in line with carbon neutrality, (ii) gender balance in senior position, (iii) quality mindset and performances and (iv) values and guiding principles.

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Shares granted under stock grant plan 2021-2027 and other shares based incentive plans

For the year ended December 31, 2021

	Fixed remuneration		Variable	Pension	Long Term	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	compensation(5)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,210	21	1,014	85	(6,007)	1,536	(2,141)

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards early terminated in 2021

(5) Share-based compensation awarded under stock grant plan 2021-2027

For the year ended December 31, 2020

	Fixed remuneration		Variable	Pension	Long Term	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,150	23	698	81	1,254	3,206

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards